MASSMUTUAL SELECT FUNDS

Supplement dated June 13, 2018 to the

Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 22, 2018, Bruce Picard Jr. will no longer be a portfolio manager of any of the MassMutual RetireSMARTSM Funds.

Effective June 22, 2018, the information related to Bruce Picard Jr. found on pages 11, 19, 27, 35, 43, 51, 59, 67, 75, 83, 91, 99, 107, 115, 123, and 131 under the heading Portfolio Managers in the section titled Management is hereby removed.

Effective June 22, 2018, the information related to Bruce Picard Jr. found on page 151 for MML Investment Advisers, LLC under the heading Investment Adviser in the section titled Management of the Funds is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M (RS)-18-03

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Conservative Fund

Supplement dated June 13, 2018 to the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 22, 2018, Bruce Picard Jr. will no longer be a portfolio manager of the MassMutual RetireSMARTSM Conservative Fund.

Effective June 22, 2018, the information related to Bruce Picard Jr. found under the heading Portfolio Managers in the section titled Management is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS CNSRV-18-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Moderate Fund

Supplement dated June 13, 2018 to the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 22, 2018, Bruce Picard Jr. will no longer be a portfolio manager of the MassMutual RetireSMARTSM Moderate Fund.

Effective June 22, 2018, the information related to Bruce Picard Jr. found under the heading Portfolio Managers in the section titled Management is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS MOD-18-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Moderate Growth Fund

Supplement dated June 13, 2018 to the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 22, 2018, Bruce Picard Jr. will no longer be a portfolio manager of the MassMutual RetireSMARTSM Moderate Growth Fund.

Effective June 22, 2018, the information related to Bruce Picard Jr. found under the heading Portfolio Managers in the section titled Management is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS MODGR-18-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Growth Fund

Supplement dated June 13, 2018 to the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 22, 2018, Bruce Picard Jr. will no longer be a portfolio manager of the MassMutual RetireSMARTSM Growth Fund.

Effective June 22, 2018, the information related to Bruce Picard Jr. found under the heading Portfolio Managers in the section titled Management is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS GR-18-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM In Retirement Fund

Supplement dated June 13, 2018 to the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 22, 2018, Bruce Picard Jr. will no longer be a portfolio manager of the MassMutual RetireSMARTSM In Retirement Fund.

Effective June 22, 2018, the information related to Bruce Picard Jr. found under the heading Portfolio Managers in the section titled Management is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS INRET-18-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2010 Fund

Supplement dated June 13, 2018 to the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 22, 2018, Bruce Picard Jr. will no longer be a portfolio manager of the MassMutual RetireSMARTSM 2010 Fund.

Effective June 22, 2018, the information related to Bruce Picard Jr. found under the heading Portfolio Managers in the section titled Management is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS 2010-18-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2015 Fund

Supplement dated June 13, 2018 to the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 22, 2018, Bruce Picard Jr. will no longer be a portfolio manager of the MassMutual RetireSMARTSM 2015 Fund.

Effective June 22, 2018, the information related to Bruce Picard Jr. found under the heading Portfolio Managers in the section titled Management is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS 2015-18-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2020 Fund

Supplement dated June 13, 2018 to the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 22, 2018, Bruce Picard Jr. will no longer be a portfolio manager of the MassMutual RetireSMARTSM 2020 Fund.

Effective June 22, 2018, the information related to Bruce Picard Jr. found under the heading Portfolio Managers in the section titled Management is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS 2020-18-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2025 Fund

Supplement dated June 13, 2018 to the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 22, 2018, Bruce Picard Jr. will no longer be a portfolio manager of the MassMutual RetireSMARTSM 2025 Fund.

Effective June 22, 2018, the information related to Bruce Picard Jr. found under the heading Portfolio Managers in the section titled Management is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS 2025-18-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2030 Fund

Supplement dated June 13, 2018 to the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 22, 2018, Bruce Picard Jr. will no longer be a portfolio manager of the MassMutual RetireSMARTSM 2030 Fund.

Effective June 22, 2018, the information related to Bruce Picard Jr. found under the heading Portfolio Managers in the section titled Management is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS 2030-18-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2035 Fund

Supplement dated June 13, 2018 to the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 22, 2018, Bruce Picard Jr. will no longer be a portfolio manager of the MassMutual RetireSMARTSM 2035 Fund.

Effective June 22, 2018, the information related to Bruce Picard Jr. found under the heading Portfolio Managers in the section titled Management is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS 2035-18-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2040 Fund

Supplement dated June 13, 2018 to the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 22, 2018, Bruce Picard Jr. will no longer be a portfolio manager of the MassMutual RetireSMARTSM 2040 Fund.

Effective June 22, 2018, the information related to Bruce Picard Jr. found under the heading Portfolio Managers in the section titled Management is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS 2040-18-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2045 Fund

Supplement dated June 13, 2018 to the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 22, 2018, Bruce Picard Jr. will no longer be a portfolio manager of the MassMutual RetireSMARTSM 2045 Fund.

Effective June 22, 2018, the information related to Bruce Picard Jr. found under the heading Portfolio Managers in the section titled Management is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS 2045-18-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2050 Fund

Supplement dated June 13, 2018 to the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 22, 2018, Bruce Picard Jr. will no longer be a portfolio manager of the MassMutual RetireSMARTSM 2050 Fund.

Effective June 22, 2018, the information related to Bruce Picard Jr. found under the heading Portfolio Managers in the section titled Management is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS 2050-18-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2055 Fund

Supplement dated June 13, 2018 to the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 22, 2018, Bruce Picard Jr. will no longer be a portfolio manager of the MassMutual RetireSMARTSM 2055 Fund.

Effective June 22, 2018, the information related to Bruce Picard Jr. found under the heading Portfolio Managers in the section titled Management is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS 2055-18-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2060 Fund

Supplement dated June 13, 2018 to the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective June 22, 2018, Bruce Picard Jr. will no longer be a portfolio manager of the MassMutual RetireSMARTSM 2060 Fund.

Effective June 22, 2018, the information related to Bruce Picard Jr. found under the heading Portfolio Managers in the section titled Management is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS 2060-18-01

MASSMUTUAL SELECT FUNDS

Supplement dated June 13, 2018 to the

Statement of Additional Information dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective June 22, 2018, Bruce Picard Jr. will no longer be a portfolio manager of any of the MassMutual RetireSMARTSM Funds and the information related to Bruce Picard Jr. found on page B-115 for MML Investment Advisers, LLC in the section titled Appendix C – Additional Portfolio Manager Information is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M (RS)-18-02